Unaudited Condensed Consolidated Statements of Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	3 Months Ended						6 Months Ended
	Sep. 30, 2013 USD ($)		Sep. 30, 2013 CNY		Sep. 30, 2012 CNY		Sep. 30, 2013 USD ($)		Sep. 30, 2013 CNY		Sep. 30, 2012 CNY
Unaudited Condensed Consolidated Statements of Comprehensive Income [Abstract]
Revenues	$ 23,143		141,635		128,462		$ 44,176		270,356		243,792
Direct costs	(4,471)		(27,360)		(27,057)		(8,473)		(51,852)		(51,446)
Gross profit	18,672		114,275		101,405		35,703		218,504		192,346
Operating expenses
Research and development	(377)		(2,310)		(1,860)		(790)		(4,833)		(4,123)
Sales and marketing	(4,515)		(27,633)		(23,517)		(9,160)		(56,057)		(42,737)
General and administrative	(4,582)		(28,042)		(28,984)		(9,059)		(55,444)		(54,044)
Total operating expenses	(9,474)		(57,985)		(54,361)		(19,009)		(116,334)		(100,904)
Operating income	9,198		56,290		47,044		16,694		102,170		91,442
Other expense, net
Interest income	705		4,312		3,859		1,388		8,494		7,188
Interest expense	(2,690)		(16,461)		(14,089)		(5,101)		(31,219)		(24,265)
Exchange gain/(loss)	11		69		41		(9)		(55)		51
Dividend income							1,425		8,722		2,420
Others	84		514		(1,002)		171		1,044		(766)
Total other expense, net	(1,890)		(11,566)		(11,191)		(2,126)		(13,014)		(15,372)
Income before income tax	7,308		44,724		35,853		14,568		89,156		76,070
Income tax expense	(3,220)		(19,706)		(8,466)		(5,078)		(31,079)		(14,801)
Net income	4,088		25,018		27,387		9,490		58,077		61,269
Net income attributable to non-controlling interests	(19)		(114)		(2,692)		(44)		(267)		(5,481)
Net income attributable to China Cord Blood Corporation's shareholders	4,069		24,904		24,695		9,446		57,810		55,788
Net income per share: Attributable to ordinary shares
- Basic	$ 0.05		0.33		0.34		$ 0.12		0.73		0.75
- Diluted	$ 0.05	[1]	0.33	[1]	0.34	[1]	$ 0.12	[1]	0.73	[1]	0.75	[1]
Other comprehensive income
- Net effect of foreign currency translation, net of nil tax	456		2,789		(1,007)		1,568		9,594		(2,424)
- Net unrealized gain/(loss) in available-for-sale equity securities, net of nil tax	9,676		59,220		2,624		13,653		83,558		(19,950)
Comprehensive income	14,220		87,027		29,004		24,711		151,229		38,895
Comprehensive income attributable to non-controlling interests	(19)		(114)		(2,672)		(44)		(267)		(5,459)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 14,201		86,913		26,332		$ 24,667		150,962		33,436

[1]	During the three and six months ended September 30, 2012 and 2013, the Company had potentially dilutive ordinary shares of 22,903,454 and 40,521,495 representing shares issuable upon conversion of the Notes (see Note 5), respectively. Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.